Consolidated Statements of Profit or Loss and Other Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Rental revenue	$ 39,327,779	$ 31,890,569	$ 25,553,931
Other	108,564	92,998	42,142
Total revenues	39,436,343	31,983,567	25,596,073
Investment property operating expense	(5,142,950)	(5,407,439)	(4,087,365)
General and administrative	(8,508,862)	(4,609,195)	(5,394,201)
Investment property valuation gain	20,151,026	3,525,692	12,610,127
Interest income from affiliates	664,219	561,372	424,838
Financing costs	(31,111,064)	(11,766,726)	(9,799,558)
Net foreign currency gain (loss)	284,706	299,762	(707,570)
Gain (loss) on sale of investment properties	1,165,170	(398,247)
Gain on sale of asset held for sale	1,022,853
Other income	307,822	100,127	151,391
Other expenses	(6,132,636)	(611,173)	(1,367,647)
Profit before taxes	12,136,627	13,677,740	17,426,088
INCOME TAX EXPENSE	(4,980,622)	(2,236,507)	(8,756,703)
Total profit for the year	7,156,005	11,441,233	8,669,385
Items that may be reclassified subsequently to profit or loss:
Translation gain (loss) from functional currency to reporting currency	18,373,064	(13,533,732)	(12,522,802)
Total comprehensive income (loss) for the year	25,529,069	(2,092,499)	(3,853,417)
PROFIT FOR THE YEAR ATTRIBUTABLE TO:
Owners of the Group	3,139,333	8,028,610	4,126,505
Non-controlling interests	4,016,672	3,412,623	4,542,880
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO:
Owners of the Group	21,512,397	(5,505,122)	(8,396,297)
Non-controlling interests	$ 4,016,672	$ 3,412,623	$ 4,542,880
Weighted average number of shares basic	168,142,740	168,142,740	168,142,740
Weighted average number of shares diluted	168,142,740	168,142,740	168,142,740
Earnings per share attributable to owners of the Group basic	$ 0.019	$ 0.048	$ 0.025
Earnings per share attributable to owners of the Group diluted	$ 0.019	$ 0.048	$ 0.025